PIONEER VARIABLE CONTRACTS TRUST

Pioneer Bond VCT Portfolio — Class I and II Shares

                                                                                          Schedule of Investments
March 31, 2021

Schedule of Investments 3/31/21 (unaudited)

Shares	Value
UNAFFILIATED ISSUERS - 100.4%
COMMON STOCK - 0.0%† of Net Assets
Auto Components - 0.0%†
89	Lear Corp.	$16,131
Total Auto Components	$16,131
TOTAL COMMON STOCK
(Cost $10,396)	$16,131
CONVERTIBLE PREFERRED STOCKS - 1.6% of Net Assets
Banks - 1.6%
529(a)	Bank of America Corp., 7.25%	$739,542
1,667(a)	Wells Fargo & Co., 7.5%	2,362,823
Total Banks	$3,102,365
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,025,432)	$3,102,365
Principal Amount USD ($)
ASSET BACKED SECURITIES - 9.2% of Net Assets
347,239(b)	Ajax Mortgage Loan Trust, Series 2020-B, Class A1, 1.698%, 5/25/59 (144A)	$351,276
500,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	525,791
100,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	102,246
200,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	203,125
250,000(c)	ASSURANT CLO, Ltd., Series 2019-5A, Class D, 4.441% (3 Month USD LIBOR + 420 bps), 1/15/33 (144A)	251,333
63,452	Avid Automobile Receivables Trust, Series 2018-1, Class B, 3.85%, 7/15/24 (144A)	63,526
250,000(c)	Battalion CLO XV, Ltd., Series 2020-15A, Class D, 3.473% (3 Month USD LIBOR + 325 bps), 1/17/33 (144A)	250,858
64,664	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	65,036
250,000(c)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 7.261% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	249,988
250,000(c)	Carlyle US CLO, Ltd., Series 2019-4A, Class C, 4.241% (3 Month USD LIBOR + 400 bps), 1/15/33 (144A)	251,455
400,000	CIG Auto Receivables Trust, Series 2019-1A, Class B, 3.59%, 8/15/24 (144A)	409,049
142,441	Conn's Receivables Funding LLC, Series 2019-B, Class B, 3.62%, 6/17/24 (144A)	143,047
300,000	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	307,339
100,000	CoreVest American Finance Trust, Series 2017-1, Class C, 3.756%, 10/15/49 (144A)	101,715
343,491	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	338,550
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	99,170
297,000	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	312,174
70,000	Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26	71,975
50,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	52,565
22,332(b)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	22,811
55,531	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	56,350
349,453	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	370,570
250,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	252,056
250,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	259,151
250,000(c)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class D, 4.074% (3 Month USD LIBOR + 385 bps), 1/20/33 (144A)	252,378
94,280	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	93,218
18,712	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	9,272
100,000(c)	Invitation Homes Trust, Series 2018-SFR1, Class C, 1.358% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	100,172
159,968(c)	Invitation Homes Trust, Series 2018-SFR2, Class D, 1.556% (1 Month USD LIBOR + 145 bps), 6/17/37 (144A)	160,099
240,000(c)	Invitation Homes Trust, Series 2018-SFR3, Class D, 1.758% (1 Month USD LIBOR + 165 bps), 7/17/37 (144A)	240,886
321,843(c)	Invitation Homes Trust, Series 2018-SFR3, Class E, 2.108% (1 Month USD LIBOR + 200 bps), 7/17/37 (144A)	321,843
228,658	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	246,115
16,843	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	17,625
250,000(c)	Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.491% (3 Month USD LIBOR + 725 bps), 1/15/33 (144A)	250,066
150,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	153,458
100,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	100,005
479,277(d)	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.75%, 5/25/58 (144A)	511,649
114,190	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	119,166
126,057	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	133,203
91,946(c)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 2.109% (1 Month USD LIBOR + 200 bps), 2/25/43 (144A)	91,461
300,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	305,332
100,000	NMEF Funding LLC, Series 2019-A, Class C, 3.3%, 8/17/26 (144A)	102,529
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	99,611
130,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	131,144
100,000	Progress Residential Trust, Series 2018-SFR2, Class D, 4.338%, 8/17/35 (144A)	100,575
110,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	110,867
190,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	192,707
300,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/36 (144A)	306,244
300,000	Republic FInance Issuance Trust, Series 2019-A, Class A, 3.43%, 11/22/27 (144A)	304,275
Principal Amount USD ($)	Value
ASSET BACKED SECURITIES - (continued)
315,000	SCF Equipment Leasing LLC, Series 2019-1A, Class C, 3.92%, 11/20/26 (144A)	$316,518
200,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	209,813
200,000	Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	198,695
250,000(c)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class D, 4.351% (3 Month USD LIBOR + 411 bps), 1/15/33 (144A)	251,474
250,000(c)	Sound Point CLO XXVIII Ltd., Series 2020-3A, Class D, 3.905% (3 Month USD LIBOR + 365 bps), 1/25/32 (144A)	250,645
295,831	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	298,133
250,000(c)	Symphony CLO XXII, Ltd., Series 2020-22A, Class C, 2.373% (3 Month USD LIBOR + 215 bps), 4/18/33 (144A)	248,517
250,000(d)	Towd Point Mortgage Trust, Series 2015-2, Class 1B3, 3.504%, 11/25/60 (144A)	244,644
4,982(d)	Towd Point Mortgage Trust, Series 2015-3, Class A1B, 3.0%, 3/25/54 (144A)	4,980
300,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class B1, 3.89%, 4/25/55 (144A)	317,491
300,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class B1, 3.893%, 2/25/55 (144A)	315,040
225,000(d)	Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.099%, 4/25/56 (144A)	240,924
300,000(d)	Towd Point Mortgage Trust, Series 2016-4, Class B1, 3.848%, 7/25/56 (144A)	320,674
500,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class B3, 4.148%, 4/25/57 (144A)	500,984
640,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.25%, 6/25/57 (144A)	652,911
500,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	522,318
325,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M1, 3.875%, 5/25/58 (144A)	337,381
350,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875%, 5/25/58 (144A)	347,864
29,187(d)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, 4.0%, 10/25/58 (144A)	29,182
250,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.5%, 10/25/59 (144A)	239,530
600,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	586,808
634,000(c)	Towd Point Mortgage Trust, Series 2019-HY2, Class M2, 2.009% (1 Month USD LIBOR + 190 bps), 5/25/58 (144A)	644,565
61,534(d)	Towd Point Mortgage Trust, Series 2019-HY2, Class XA, 5.0%, 5/25/58 (144A)	61,493
250,000(d)	Towd Point Mortgage Trust, Series 2020-2, Class M1B, 3.0%, 4/25/60 (144A)	246,084
310,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	319,317
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	175,581
86,155	US Auto Funding LLC, Series 2019-1A, Class B, 3.99%, 12/15/22 (144A)	86,986
6,883	Welk Resorts LLC, Series 2015-AA, Class A, 2.79%, 6/16/31 (144A)	6,886
141,474	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	145,223
86,362	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	85,753
18,326	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	18,155
TOTAL ASSET BACKED SECURITIES
(Cost $17,525,590)	$17,789,625
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.1% of Net Assets
241,244(d)	Ajax Mortgage Loan Trust , Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$239,184
100,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class C, 4.11%, 4/17/52 (144A)	105,444
100,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	103,751
230,000(d)	Angel Oak Mortgage Trust I LLC, Series 2019-2, Class M1, 4.065%, 3/25/49 (144A)	237,443
263,358(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A, 3.5%, 6/28/57 (144A)	269,661
107,111(c)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 0.649% (1 Month USD LIBOR + 54 bps), 8/25/35	108,184
67,206(c)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.709% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	67,227
275,589(c)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.959% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	277,111
180,000(c)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 2.859% (1 Month USD LIBOR + 275 bps), 10/25/28 (144A)	180,840
150,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.859% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	148,413
150,000(c)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.809% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	148,827
190,000(c)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.809% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	193,218
150,000(c)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.959% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	154,617
210,000(c)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 3.709% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	209,232
500,000(d)	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A2, 3.0%, 5/26/59 (144A)	524,053
100,000(d)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A2, 2.6%, 2/25/55 (144A)	101,915
100,000(d)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	102,838
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	197,238
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	98,912
200,000(d)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	198,738
387,744(d)	CIM Trust, Series 2019-J2, Class B4, 3.824%, 10/25/49 (144A)	368,203
250,000(d)	CIM Trust, Series 2019-R5, Class M3, 3.5%, 9/25/59 (144A)	255,055
180,000(d)	CIM Trust, Series 2020-R2, Class M3, 3.0%, 10/25/59 (144A)	175,393
250,000(d)	CIM Trust, Series 2021-J1, Class B1, 2.679%, 3/25/51 (144A)	245,239
270,568(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP2, Class A1, 3.139%, 2/25/58 (144A)	282,013
290,412(d)	Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP2, Class A3, 2.5%, 8/25/50 (144A)	295,074
251,192(c)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 2.559% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	251,663
80,407(c)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 2.409% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	80,536
Principal Amount USD ($)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
66,536(c)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 2.259% (1 Month USD LIBOR + 215 bps), 9/25/31 (144A)	$66,692
205,223(c)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 2.209% (1 Month USD LIBOR + 210 bps), 9/25/39 (144A)	205,546
256,973(c)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 2.209% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	257,158
120,000(c)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.109% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	119,626
160,000(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.759% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	160,199
200,000(c)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.759% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	200,904
200,000(d)	CSMC, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	204,021
150,000(d)	CSMC, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	154,068
135,398(d)	CSMC Trust, Series 2013-IVR3, Class B4, 3.392%, 5/25/43 (144A)	133,085
65,384(c)	Eagle Re, Ltd., Series 2018-1, Class M1, 1.809% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	65,692
228,595(c)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.909% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	229,047
150,000(c)	Eagle Re, Ltd., Series 2020-2, Class M1C, 4.609% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	153,378
230,000(c)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.709% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	238,479
161,093(c)	Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2, 4.559% (1 Month USD LIBOR + 445 bps), 1/25/29	167,609
24,414	Federal Home Loan Mortgage Corp. REMICS, Series 2944, Class OH, 5.5%, 3/15/35	28,345
298,573(c)(e)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 6.444% (1 Month USD LIBOR + 655 bps), 8/15/42	62,583
2,771	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	2,923
550,000	Federal National Mortgage Association REMICS, Series 2013-61, Class BY, 3.0%, 6/25/43	567,945
260,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class M2, 1.959% (1 Month USD LIBOR + 185 bps), 2/25/50 (144A)	258,992
280,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 5.209% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	288,902
280,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 6.109% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	294,709
90,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 3.859% (1 Month USD LIBOR + 375 bps), 8/25/50 (144A)	90,804
190,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 4.817% (SOFR30A + 480 bps), 10/25/50 (144A)	197,249
220,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class M2, 2.817% (SOFR30A + 280 bps), 10/25/50 (144A)	221,273
120,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.017% (SOFR30A + 300 bps), 12/25/50 (144A)	118,132
110,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 5.667% (SOFR30A + 565 bps), 12/25/50 (144A)	106,699
240,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 3.209% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	242,695
130,000(c)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 5.359% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	135,203
170,000(c)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 2.667% (SOFR30A + 265 bps), 1/25/51 (144A)	162,775
320,000(c)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 4.767% (SOFR30A + 475 bps), 1/25/51 (144A)	298,626
160,000(c)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.017% (SOFR30A + 500 bps), 8/25/33 (144A)	150,438
290,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 4.359% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	295,585
310,000(c)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 2.409% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	310,000
167,207(c)	Freddie Mac Stacr Trust, Series 2019-DNA2, Class M2, 2.559% (1 Month USD LIBOR + 245 bps), 3/25/49 (144A)	167,416
166,502(c)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 2.459% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	166,789
110,000(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.359% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	123,148
91,411(c)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class M2, 2.159% (1 Month USD LIBOR + 205 bps), 4/25/49 (144A)	91,182
320,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 3.559% (1 Month USD LIBOR + 345 bps), 10/25/29	331,609
190,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 4.017% (SOFR30A + 400 bps), 11/25/50 (144A)	194,519
160,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 7.417% (SOFR30A + 740 bps), 11/25/50 (144A)	174,354
300,000(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, 3.417% (SOFR30A + 340 bps), 8/25/33 (144A)	297,000
189,532(d)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	196,194
Principal Amount USD ($)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
13,920	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	$14,418
4,855	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	4,957
830,202(e)	Government National Mortgage Association, Series 2019-159, Class CI, 3.5%, 12/20/49	115,567
734,028(c)(e)	Government National Mortgage Association, Series 2020-9, Class SA, 3.239% (1 Month USD LIBOR + 335 bps), 1/20/50	60,098
296,458(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class A4, 2.5%, 6/25/51 (144A)	298,603
250,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class M1, 2.25%, 12/25/60 (144A)	237,838
269,556(d)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	273,865
68,968(c)	Home Re, Ltd., Series 2019-1, Class M1, 1.759% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,990
150,000(c)	Home Re, Ltd., Series 2020-1, Class M1C, 4.259% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	154,000
150,000(c)	Home Re, Ltd., Series 2020-1, Class M2, 5.359% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	154,819
130,000(d)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	132,894
100,000(d)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	103,015
389,436(c)	J.P. Morgan Wealth Management, Series 2021-CL1, Class M2, 1.567% (SOFR30A + 155 bps), 3/25/51 (144A)	389,435
103,867(d)	JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)	105,022
244,834(d)	JP Morgan Mortgage Trust, Series 2020-3, Class B1A, 3.049%, 8/25/50 (144A)	253,251
342,872(d)	JP Morgan Mortgage Trust, Series 2021-1, Class A3, 2.5%, 6/25/51 (144A)	346,783
342,872(d)	JP Morgan Mortgage Trust, Series 2021-1, Class A15, 2.5%, 6/25/51 (144A)	345,926
642,640(d)	JP Morgan Mortgage Trust, Series 2021-3, Class A3, 2.5%, 7/1/51 (144A)	650,741
450,000	JP Morgan Mortgage Trust, Series 2021-4, Class A3, 2.5%, 8/25/51	456,961
75,736(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate + -125 bps), 12/23/36 (144A)	78,292
22,284(c)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate + -300 bps), 9/8/39 (144A)	23,009
266,617(c)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 1.615% (1 Month USD LIBOR + 150 bps), 4/1/24 (144A)	266,180
262,259(d)	MFA Trust, Series 2020-NQM1, Class A3, 2.3%, 8/25/49 (144A)	266,626
764,550(d)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.5%, 4/25/66 (144A)	799,921
400,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	401,803
317,432(c)	New Residential Mortgage Loan Trust, Series 2018-4A, Class B1, 1.159% (1 Month USD LIBOR + 105 bps), 1/25/48 (144A)	310,140
253,609(d)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	257,685
154,671(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	162,800
150,000(c)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.709% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	152,370
150,000(c)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.359% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	152,834
7,458(c)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.509% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	7,459
197,944(c)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.059% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	198,478
370,000(c)	Radnor Re, Ltd., Series 2020-1, Class M1C, 1.859% (1 Month USD LIBOR + 175 bps), 2/25/30 (144A)	359,734
188,628(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	187,496
89,599(d)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.5%, 8/25/48 (144A)	92,305
150,000+(d)	Sequoia Mortgage Trust, Series 2021-2, Class B1, 2.558%, 4/25/51 (144A)	149,645
380,000(c)	STACR Trust, Series 2018-HRP2, Class B1, 4.309% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	386,505
320,000(c)	STACR Trust, Series 2018-HRP2, Class M3, 2.509% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	322,410
320,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	331,170
265,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	279,072
550,000(d)	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.5%, 10/25/59 (144A)	565,256
150,000(c)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.609% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	153,880
150,000(c)	Traingle Re, Ltd., Series 2020-1, Class M2, 5.709% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	154,558
480,000(c)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.507% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	479,999
364,677(d)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	373,997
610,000(d)	Vista Point Securitization Trust, Series 2020-1, Class A3, 3.201%, 3/25/65 (144A)	628,846
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $25,208,903)	$25,261,268
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2% of Net Assets
410,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	$447,559
250,000(c)	Beast Mortgage Trust, Series 2021-1818, Class A, 1.3% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	250,130
125,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	139,550
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	276,810
265,000	Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.352%, 12/15/62	283,468
150,000	Benchmark Mortgage Trust, Series 2020-B18, Class AM, 2.335%, 7/15/53	146,782
200,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.289%, 9/15/48 (144A)	205,537
Principal Amount USD ($)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
199,595(c)	BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 1.356% (1 Month USD LIBOR + 125 bps), 12/15/36 (144A)	$199,415
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	417,687
120,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	133,894
140,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	152,031
149,356(c)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.156% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	144,763
250,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	269,820
250,000(d)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	271,977
125,000(d)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.574%, 9/10/58	136,776
250,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.0%, 10/10/49 (144A)	196,240
150,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471%, 10/12/50	163,448
100,000(d)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179%, 3/10/51	110,896
300,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.149%, 1/10/36 (144A)	323,723
245,748(c)	Cold Storage Trust, Series 2020-ICE5, Class D, 2.206% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	246,056
241,251	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	246,443
250,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	252,656
200,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.12%, 8/10/50 (144A)	204,476
238,711	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	254,788
150,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	158,672
175,000(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	182,840
185,583	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	198,763
250,000(c)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 2.256% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	250,380
53,849(c)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 4.119% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	53,964
3,887(c)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 5.119% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	3,887
125,000(d)	FREMF Mortgage Trust, Series 2015-K51, Class B, 3.954%, 10/25/48 (144A)	136,041
90,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.035%, 7/25/27 (144A)	98,254
150,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.061%, 7/25/27 (144A)	158,245
100,000(d)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.38%, 2/25/52 (144A)	108,139
152,393(c)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 2.419% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	153,144
173,155(d)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	183,381
1,060,214(d)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.645%, 10/16/58	53,626
200,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	215,516
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	362,228
450,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.822%, 8/15/49	475,709
200,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.756%, 1/5/31 (144A)	201,472
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	264,578
150,000(d)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	153,866
200,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3, 3.141%, 12/15/49	214,911
100,000(d)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.087%, 12/15/49 (144A)	83,946
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	282,034
1,600,000(d)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.112%, 6/15/51	14,917
225,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	233,610
80,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.142%, 3/15/48	80,023
250,000(d)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	268,792
130,937(c)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7, 1.809% (1 Month USD LIBOR + 170 bps), 10/15/49 (144A)	130,560
150,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	138,579
260,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	284,546
237,856	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	255,427
200,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	208,736
450,000(d)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	502,334
500,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class AS, 2.398%, 7/15/53	487,456
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $11,877,269)	$12,073,501
CORPORATE BONDS - 32.1% of Net Assets
Advertising - 0.3%
407,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$472,506
125,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	132,187
Total Advertising	$604,693
Aerospace & Defense - 1.4%
774,000	Boeing Co., 3.75%, 2/1/50	$743,380
480,000	Boeing Co., 3.9%, 5/1/49	464,372
470,000	Raytheon Technologies Corp., 3.2%, 3/15/24	502,264
270,000	Raytheon Technologies Corp., 4.125%, 11/16/28	303,882
660,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	656,319
Total Aerospace & Defense	$2,670,217
Principal Amount USD ($)	Value
Airlines - 1.0%
231,080	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$225,004
380,479	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8%, 8/15/27 (144A)	416,434
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.5%, 4/20/26 (144A)	57,338
50,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	53,290
159,789	British Airways 2019-1 Class A Pass Through Trust, 3.35%, 6/15/29 (144A)	153,921
156,249	British Airways 2019-1 Class AA Pass Through Trust, 3.3%, 12/15/32 (144A)	155,567
84,260	British Airways 2020-1 Class A Pass Through Trust, 4.25%, 11/15/32 (144A)	88,234
117,007	British Airways 2020-1 Class B Pass Through Trust, 8.375%, 11/15/28 (144A)	133,135
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	92,384
156,074	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	156,714
61,000	JetBlue 2020-1 Class A Pass Through Trust, 4.0%, 11/15/32	65,764
210,000	Southwest Airlines Co., 2.625%, 2/10/30	206,099
97,000	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	100,638
Total Airlines	$1,904,522
Auto Manufacturers - 1.2%
720,000(c)	BMW US Capital LLC, 0.54% (SOFRRATE + 53 bps), 4/1/24 (144A)	$721,149
165,000	BMW US Capital LLC, 4.15%, 4/9/30 (144A)	187,928
225,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	242,840
216,000	General Motors Co., 6.6%, 4/1/36	280,104
353,000	General Motors Financial Co., Inc., 4.0%, 1/15/25	383,317
400,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	412,014
Total Auto Manufacturers	$2,227,352
Auto Parts & Equipment - 0.1%
110,000	Lear Corp., 3.5%, 5/30/30	$114,606
Total Auto Parts & Equipment	$114,606
Banks - 5.0%
535,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$581,767
318,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	332,310
663,000(d)	Bank of America Corp., 2.884% (SOFRRATE + 145 bps), 10/22/30	681,128
250,000(a)(d)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	272,800
200,000(a)(d)	Barclays Plc, 8.0% (5 Year CMT Index + 567 bps)	222,000
805,000(a)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	878,698
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	225,188
133,000(a)(d)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	133,931
400,000(a)(d)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	416,608
410,000	Danske Bank AS, 5.375%, 1/12/24 (144A)	457,155
200,000(a)(d)	Danske Bank AS, 6.125% (USD Swap Rate + 390 bps)	214,368
286,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	306,807
215,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	240,332
150,000	HSBC Bank Plc, 7.65%, 5/1/25	181,525
200,000(a)(d)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	227,000
101,000(a)(d)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	102,172
218,000(a)(d)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	225,358
400,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	447,537
435,000(a)(d)	Natwest Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	445,331
200,000(a)(d)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	205,750
400,000(a)(d)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	408,600
400,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 9/17/29	412,058
250,000	Truist Bank, 2.25%, 3/11/30	243,776
250,000	UBS AG, 7.625%, 8/17/22	272,491
400,000(a)(d)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	439,356
200,000(a)(d)	UBS Group AG, 7.125% (5 Year USD Swap Rate + 588 bps)	203,604
700,000(d)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	702,512
200,000(d)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	235,612
Total Banks	$9,715,774
Beverages - 0.6%
800,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$1,028,365
172,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	210,940
Total Beverages	$1,239,305
Building Materials - 0.3%
169,000	Carrier Global Corp., 2.7%, 2/15/31	$168,820
174,000	Carrier Global Corp., 2.722%, 2/15/30	175,462
125,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	126,125
10,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	10,460
Total Building Materials	$480,867
Chemicals - 0.3%
75,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	$72,750
103,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	108,085
230,000	Olin Corp., 5.0%, 2/1/30	240,921
35,000	Olin Corp., 5.625%, 8/1/29	37,750
155,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	155,194
Total Chemicals	$614,700
Commercial Services - 0.5%
123,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$130,439
200,000	ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	216,259
165,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	165,000
Principal Amount USD ($)	Value
Commercial Services - (continued)
50,000	President & Fellows of Harvard College, 2.3%, 10/1/23	$52,015
180,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	187,378
200,000	Sotheby's, 7.375%, 10/15/27 (144A)	216,272
Total Commercial Services	$967,363
Cosmetics/Personal Care - 0.1%
120,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)	$126,720
Total Cosmetics/Personal Care	$126,720
Diversified Financial Services - 1.5%
215,000	Air Lease Corp., 3.125%, 12/1/30	$214,204
315,000	Alliance Data Systems Corp., 7.0%, 1/15/26 (144A)	337,113
30,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	31,356
170,000	Capital One Financial Corp., 3.3%, 10/30/24	183,208
400,000	Capital One Financial Corp., 3.75%, 4/24/24	432,602
180,000	Capital One Financial Corp., 4.25%, 4/30/25	199,353
150,000	Element Fleet Management Corp., 1.6%, 4/6/24 (144A)	149,825
450,000	GE Capital Funding LLC, 4.55%, 5/15/32 (144A)	516,463
65,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	63,876
70,000	Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28 (144A)	70,284
15,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)	15,562
404,000	OneMain Finance Corp., 4.0%, 9/25/30	392,890
245,000	Raymond James Financial, Inc., 3.75%, 4/1/51	252,819
120,000	United Wholesale Mortgage LLC, 5.5%, 4/15/29 (144A)	119,850
Total Diversified Financial Services	$2,979,405
Electric - 2.1%
278,038	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$286,379
280,000	AES Corp., 2.45%, 1/15/31 (144A)	267,498
100,000	AES Corp., 3.95%, 7/15/30 (144A)	106,623
699,000	Calpine Corp., 3.75%, 3/1/31 (144A)	666,217
100,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	95,909
133,000(b)	Dominion Energy, Inc., 3.071%, 8/15/24	141,630
135,000	Iberdrola International BV, 6.75%, 7/15/36	195,730
430,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	469,849
290,000	NRG Energy, Inc., 2.45%, 12/2/27 (144A)	287,529
40,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.5%, 8/15/28 (144A)	40,650
240,000	Puget Energy, Inc., 4.1%, 6/15/30	259,917
14,286	San Diego Gas & Electric Co., 1.914%, 2/1/22	14,337
335,000	Sempra Energy, 3.4%, 2/1/28	359,077
39,286	Southern California Edison Co., 1.845%, 2/1/22	39,334
121,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	120,872
75,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)	75,937
470,000	Vistra Operations Co. LLC, 3.7%, 1/30/27 (144A)	489,304
150,000	Xcel Energy, Inc., 3.4%, 6/1/30	161,111
Total Electric	$4,077,903
Electronics - 0.3%
300,000	Amphenol Corp., 3.125%, 9/15/21	$302,694
102,000	Amphenol Corp., 3.2%, 4/1/24	108,751
60,000	Sensata Technologies BV, 4.0%, 4/15/29 (144A)	61,082
45,000	TTM Technologies, Inc., 4.0%, 3/1/29 (144A)	44,381
Total Electronics	$516,908
Energy-Alternate Sources - 0.0%†
46,807	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$53,374
Total Energy-Alternate Sources	$53,374
Engineering & Construction - 0.1%
152,000	Dycom Industries, Inc., 4.5%, 4/15/29 (144A)	$152,234
Total Engineering & Construction	$152,234
Environmental Control - 0.1%
100,000	Covanta Holding Corp., 5.0%, 9/1/30	$101,000
72,000	Covanta Holding Corp., 6.0%, 1/1/27	75,150
Total Environmental Control	$176,150
Food - 0.4%
75,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$77,100
150,000	Kellogg Co., 2.1%, 6/1/30	145,636
235,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	229,713
60,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	64,302
100,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	100,750
200,000	Smithfield Foods, Inc., 3.0%, 10/15/30 (144A)	198,898
21,000	Smithfield Foods, Inc., 5.2%, 4/1/29 (144A)	24,081
Total Food	$840,480
Forest Products & Paper - 0.2%
80,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$80,600
234,000	International Paper Co., 7.3%, 11/15/39	348,924
Total Forest Products & Paper	$429,524
Gas - 0.2%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$117,118
Principal Amount USD ($)	Value
Gas - (continued)
183,677	Nakilat, Inc., 6.267%, 12/31/33 (144A)	$227,529
Total Gas	$344,647
Hand/Machine Tools - 0.1%
125,000	Kennametal, Inc., 2.8%, 3/1/31	$122,164
Total Hand/Machine Tools	$122,164
Healthcare-Products - 0.6%
390,000	Boston Scientific Corp., 2.65%, 6/1/30	$393,030
225,000	Edwards Lifesciences Corp., 4.3%, 6/15/28	253,562
500,000	Smith & Nephew Plc, 2.032%, 10/14/30	470,493
Total Healthcare-Products	$1,117,085
Healthcare-Services - 0.5%
164,000	Anthem, Inc., 3.65%, 12/1/27	$180,799
41,000	Anthem, Inc., 4.101%, 3/1/28	46,088
525,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	500,448
130,000	Humana, Inc., 3.95%, 3/15/27	144,876
35,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	36,014
130,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	135,941
Total Healthcare-Services	$1,044,166
Home Builders - 0.1%
135,000	Meritage Homes Corp., 6.0%, 6/1/25	$151,369
Total Home Builders	$151,369
Home Furnishings - 0.0%†
75,000	Tempur Sealy International, Inc., 4.0%, 4/15/29 (144A)	$74,625
Total Home Furnishings	$74,625
Housewares - 0.1%
95,000	Scotts Miracle-Gro Co., 4.0%, 4/1/31 (144A)	$93,670
Total Housewares	$93,670
Insurance - 1.6%
90,000	AXA SA, 8.6%, 12/15/30	$137,467
100,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	121,128
340,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	353,210
645,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	928,860
200,000	Nationwide Financial Services, Inc., 3.9%, 11/30/49 (144A)	202,384
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	497,159
125,000	New York Life Insurance Co., 3.75%, 5/15/50 (144A)	131,194
245,000	New York Life Insurance Co., 4.45%, 5/15/69 (144A)	288,040
360,000(d)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	341,550
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	37,444
Total Insurance	$3,038,436
Internet - 0.3%
75,000	ANGI Group LLC, 3.875%, 8/15/28 (144A)	$75,000
562,000	Expedia Group, Inc., 3.25%, 2/15/30	566,024
Total Internet	$641,024
Lodging - 0.6%
155,000	Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29 (144A)	$153,450
150,000	Hilton Domestic Operating Co., Inc., 4.0%, 5/1/31 (144A)	150,000
520,000	Marriott International, Inc., 3.5%, 10/15/32	537,230
100,000	Marriott International, Inc., 4.625%, 6/15/30	111,796
40,000	Marriott International, Inc., 5.75%, 5/1/25	45,884
220,000	Sands China Ltd., 4.375%, 6/18/30	233,233
Total Lodging	$1,231,593
Media - 0.5%
275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$284,969
270,000	Comcast Corp., 4.15%, 10/15/28	308,908
200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	196,723
55,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	28,875
171,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	185,962
Total Media	$1,005,437
Mining - 0.3%
220,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$217,082
416,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31 (144A)	423,800
Total Mining	$640,882
Miscellaneous Manufacturers - 0.2%
155,000	General Electric Co., 4.25%, 5/1/40	$170,903
175,000	General Electric Co., 4.35%, 5/1/50	193,518
65,000	Hillenbrand, Inc., 3.75%, 3/1/31	63,637
Total Miscellaneous Manufacturers	$428,058
Multi-National - 0.4%
370,000	Africa Finance Corp., 4.375%, 4/17/26 (144A)	$400,503
200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	209,750
230,000	Banque Ouest Africaine de Developpement, 4.7%, 10/22/31 (144A)	245,220
Total Multi-National	$855,473
Oil & Gas - 1.1%
595,000	Cenovus Energy, Inc., 6.75%, 11/15/39	$740,649
60,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.0%, 2/1/31 (144A)	60,900
Principal Amount USD ($)	Value
Oil & Gas - (continued)
150,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	$157,125
125,000	Murphy Oil Corp., 6.375%, 7/15/28	125,156
55,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)	56,082
185,000	Petroleos Mexicanos, 5.35%, 2/12/28	179,894
120,000	Phillips 66, 2.15%, 12/15/30	113,436
90,000	Phillips 66, 3.85%, 4/9/25	98,585
115,000	Valero Energy Corp., 2.15%, 9/15/27	112,615
312,000	Valero Energy Corp., 6.625%, 6/15/37	405,175
Total Oil & Gas	$2,049,617
Packaging & Containers - 0.1%
135,000	TriMas Corp., 4.125%, 4/15/29 (144A)	$135,000
Total Packaging & Containers	$135,000
Pharmaceuticals - 1.3%
211,000	AbbVie, Inc., 4.05%, 11/21/39	$235,550
500,000	AmerisourceBergen Corp., 0.737%, 3/15/23	500,419
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	222,484
230,000	Cardinal Health, Inc., 4.9%, 9/15/45	263,131
22,924	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	25,134
75,552	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	87,848
43,830	CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	50,500
115,736	CVS Pass-Through Trust, 6.036%, 12/10/28	135,007
101,759	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	131,537
165,000	Pfizer, Inc., 2.625%, 4/1/30	171,082
213,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	203,681
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	224,700
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	220,940
Total Pharmaceuticals	$2,472,013
Pipelines - 3.6%
165,000	Cheniere Energy Partners LP, 4.0%, 3/1/31 (144A)	$167,887
45,000	DCP Midstream Operating LP, 3.875%, 3/15/23	46,953
170,000	DCP Midstream Operating LP, 5.375%, 7/15/25	184,216
100,000	DCP Midstream Operating LP, 5.6%, 4/1/44	100,000
40,000	Enable Midstream Partners LP, 4.15%, 9/15/29	41,569
136,000	Enable Midstream Partners LP, 4.4%, 3/15/27	146,930
479,000	Enable Midstream Partners LP, 4.95%, 5/15/28	527,757
360,000	Enbridge, Inc., 3.7%, 7/15/27	390,814
140,000	Energy Transfer Operating LP, 6.0%, 6/15/48	158,798
40,000	Energy Transfer Operating LP, 6.125%, 12/15/45	45,673
125,000	Energy Transfer Operating LP, 6.5%, 2/1/42	148,670
340,000(a)(d)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)	331,262
20,000	EnLink Midstream LLC, 5.375%, 6/1/29	18,700
280,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	225,854
134,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	111,220
145,000	Hess Midstream Operations LP, 5.125%, 6/15/28 (144A)	146,595
163,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	165,192
340,000	MPLX LP, 4.25%, 12/1/27	381,833
110,000	MPLX LP, 4.875%, 12/1/24	123,454
175,000	MPLX LP, 4.875%, 6/1/25	197,076
205,000	MPLX LP, 5.5%, 2/15/49	240,205
450,000	Phillips 66 Partners LP, 3.75%, 3/1/28	481,253
185,000(a)(d)	Plains All American Pipeline LP, 6.125% (3 Month USD LIBOR + 411 bps)	150,324
185,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	181,143
375,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	426,644
224,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	234,429
422,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	450,588
25,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	28,077
300,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	317,148
586,000	Williams Cos., Inc., 5.75%, 6/24/44	717,177
89,000	Williams Cos., Inc., 7.75%, 6/15/31	117,121
Total Pipelines	$7,004,562
Real Estate - 0.1%
250,000(a)(d)	AT Securities BV, 5.25% (5 Year USD Swap Rate + 355 bps)	$262,812
Total Real Estate	$262,812
REITs - 2.4%
155,000	Alexandria Real Estate Equities, Inc., 1.875%, 2/1/33	$140,795
90,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	97,535
25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	27,851
47,000	Alexandria Real Estate Equities, Inc., 4.3%, 1/15/26	52,448
195,000	Corporate Office Properties LP, 2.75%, 4/15/31	188,415
260,000	Duke Realty LP, 3.75%, 12/1/24	284,246
100,000	Essex Portfolio LP, 3.375%, 4/15/26	108,114
360,000	Essex Portfolio LP, 3.5%, 4/1/25	388,646
160,000	Healthcare Realty Trust, Inc., 2.05%, 3/15/31	149,927
131,000	Healthcare Realty Trust, Inc., 2.4%, 3/15/30	127,444
333,000	Healthcare Trust of America Holdings LP, 3.1%, 2/15/30	343,411
200,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	221,234
63,000	Highwoods Realty LP, 2.6%, 2/1/31	61,488
Principal Amount USD ($)	Value
REITs - (continued)
17,000	Highwoods Realty LP, 3.2%, 6/15/21	$17,013
290,000	Highwoods Realty LP, 3.625%, 1/15/23	301,153
105,000	Highwoods Realty LP, 4.125%, 3/15/28	113,551
193,000	Iron Mountain, Inc., 4.5%, 2/15/31 (144A)	190,800
255,000	iStar, Inc., 4.25%, 8/1/25	256,759
110,000	iStar, Inc., 4.75%, 10/1/24	114,445
165,000	Lexington Realty Trust, 2.7%, 9/15/30	160,934
125,000	MPT Operating Partnership LP/MPT Finance Corp., 3.5%, 3/15/31	122,583
318,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	334,546
235,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	248,953
75,000	UDR, Inc., 2.95%, 9/1/26	79,717
180,000	UDR, Inc., 4.4%, 1/26/29	203,207
219,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	236,958
Total REITs	$4,572,173
Retail - 0.6%
320,000	7-Eleven, Inc., 1.8%, 2/10/31 (144A)	$298,598
320,000	7-Eleven, Inc., 2.8%, 2/10/51 (144A)	285,629
125,000	AutoNation, Inc., 4.75%, 6/1/30	144,038
201,000	Beacon Roofing Supply, Inc., 4.875%, 11/1/25 (144A)	205,523
75,000	Penske Automotive Group, Inc., 3.5%, 9/1/25	76,766
200,000	QVC, Inc., 4.375%, 9/1/28	201,585
35,000	QVC, Inc., 4.75%, 2/15/27	36,225
Total Retail	$1,248,364
Semiconductors - 0.4%
158,000	Broadcom, Inc., 4.11%, 9/15/28	$172,416
100,000	Broadcom, Inc., 4.3%, 11/15/32	108,785
475,000	Broadcom, Inc., 5.0%, 4/15/30	539,885
Total Semiconductors	$821,086
Software - 0.4%
470,000	Citrix Systems, Inc., 3.3%, 3/1/30	$483,088
295,000	Infor, Inc., 1.75%, 7/15/25 (144A)	297,527
Total Software	$780,615
Telecommunications - 0.9%
255,000	Altice France SA, 5.5%, 1/15/28 (144A)	$261,694
182,000	CommScope Technologies LLC, 5.0%, 3/15/27 (144A)	180,295
95,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	97,771
55,000	LogMeIn, Inc., 5.5%, 9/1/27 (144A)	57,578
40,000	Lumen Technologies, Inc., 4.0%, 2/15/27 (144A)	40,857
315,000	Motorola Solutions, Inc., 2.3%, 11/15/30	297,981
125,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	122,812
145,000	T-Mobile USA, Inc., 2.55%, 2/15/31 (144A)	141,771
25,000	T-Mobile USA, Inc., 2.875%, 2/15/31	24,163
195,000	T-Mobile USA, Inc., 3.875%, 4/15/30 (144A)	212,497
300,000	Verizon Communications, Inc., 3.55%, 3/22/51	298,672
Total Telecommunications	$1,736,091
Trucking & Leasing - 0.1%
95,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.35%, 11/1/29 (144A)	$98,327
156,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.2%, 4/1/27 (144A)	174,501
Total Trucking & Leasing	$272,828
Water - 0.1%
110,000	Essential Utilities, Inc., 3.566%, 5/1/29	$118,290
Total Water	$118,290
TOTAL CORPORATE BONDS
(Cost $59,571,456)	$62,154,177
FOREIGN GOVERNMENT BONDS - 0.6% of Net Assets
Mexico - 0.3%
475,000	Mexico Government International Bond, 4.6%, 2/10/48	$484,167
Total Mexico	$484,167
Panama - 0.1%
200,000	Panama Government International Bond, 2.252%, 9/29/32	$190,102
Total Panama	$190,102
Philippines - 0.2%
200,000	Philippine Government International Bond, 2.95%, 5/5/45	$186,886
200,000	Philippine Government International Bond, 5.0%, 1/13/37	245,508
Total Philippines	$432,394
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $1,108,184)	$1,106,663
Face Amount USD ($)	Value
INSURANCE-LINKED SECURITIES - 0.0%† of Net Assets#
Reinsurance Sidecars - 0.0%†
Multiperil - Worldwide - 0.0%†
50,000+(f)	Lorenz Re 2018, 7/1/21	$535
Face Amount USD ($)	Value
Multiperil - Worldwide - (continued)
25,723+(f)	Lorenz Re 2019, 6/30/22	$1,209
$1,744
Total Reinsurance Sidecars	$1,744
TOTAL INSURANCE-LINKED SECURITIES
(Cost $19,547)	$1,744
Principal Amount USD ($)	Value
MUNICIPAL BONDS - 0.0%† of Net Assets(g)
Municipal General - 0.0%†
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.0%, 5/15/32	$53,690
Total Municipal General	$53,690
Municipal Higher Education - 0.0%†
10,000	Trustees of Amherst College, 3.794%, 11/1/42	$10,419
Total Municipal Higher Education	$10,419
TOTAL MUNICIPAL BONDS
(Cost $62,530)	$64,109
SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.7% of Net Assets*(c)
Automobile - 0.0%†
68,333	Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.12% (LIBOR + 200 bps), 3/3/25	$66,668
Total Automobile	$66,668
Broadcasting & Entertainment - 0.1%
99,222	Sinclair Television Group, Inc., Tranche B Term Loan, 2.36% (LIBOR + 225 bps), 1/3/24	$98,775
Total Broadcasting & Entertainment	$98,775
Computers & Electronics - 0.0%†
50,733	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 4.359% (LIBOR + 425 bps), 6/26/25	$49,647
Total Computers & Electronics	$49,647
Diversified & Conglomerate Service - 0.1%
96,000	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	$89,589
Total Diversified & Conglomerate Service	$89,589
Electronics - 0.1%
171,274	Scientific Games International, Inc., Initial Term B-5 Loan, 2.859% (LIBOR + 275 bps), 8/14/24	$168,191
68,253	Verint Systems, Inc., Refinancing Term Loan, 2.115% (LIBOR + 200 bps), 6/28/24	68,253
Total Electronics	$236,444
Forest Products - 0.1%
145,000(h)	Schweitzer-Mauduit International, Inc., Term Loan B, 1/27/28	$144,819
Total Forest Products	$144,819
Healthcare, Education & Childcare - 0.1%
107,311	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	$105,165
Total Healthcare, Education & Childcare	$105,165
Hotel, Gaming & Leisure - 0.1%
152,114	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.859% (LIBOR + 175 bps), 11/19/26	$149,655
Total Hotel, Gaming & Leisure	$149,655
Insurance - 0.0%†
62,923	Confie Seguros Holding II Co., Term B Loan, 5.75% (LIBOR + 475 bps), 4/19/22	$62,187
Total Insurance	$62,187
Leasing - 0.1%
62,555	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 2.25% (LIBOR + 150 bps), 2/12/27	$61,926
184,300	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 3.94% (LIBOR + 375 bps), 9/11/23	183,090
Total Leasing	$245,016
Telecommunications - 0.0%†
67,466	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.859% (LIBOR + 175 bps), 3/1/27	$66,694
Total Telecommunications	$66,694
TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
(Cost $1,334,344)	$1,314,659
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 36.9% of Net Assets
600,000	Fannie Mae, 1.5%, 4/1/36 (TBA)	$602,531
600,000	Fannie Mae, 1.5%, 5/1/36 (TBA)	601,581
1,150,000	Fannie Mae, 2.0%, 4/1/36 (TBA)	1,179,873
4,000,000	Fannie Mae, 2.0%, 4/1/51 (TBA)	3,988,203
3,500,000	Fannie Mae, 2.0%, 5/1/51 (TBA)	3,483,252
14,193	Fannie Mae, 2.5%, 7/1/30	14,886
15,926	Fannie Mae, 2.5%, 7/1/30	16,692
26,777	Fannie Mae, 2.5%, 7/1/30	28,086
10,259	Fannie Mae, 2.5%, 2/1/43	10,540
43,339	Fannie Mae, 2.5%, 2/1/43	44,885
9,536	Fannie Mae, 2.5%, 3/1/43	9,867
8,310	Fannie Mae, 2.5%, 8/1/43	8,577
9,001	Fannie Mae, 2.5%, 4/1/45	9,239
9,493	Fannie Mae, 2.5%, 4/1/45	9,773
9,984	Fannie Mae, 2.5%, 4/1/45	10,287
Principal Amount USD ($)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
24,271	Fannie Mae, 2.5%, 4/1/45	$25,012
26,334	Fannie Mae, 2.5%, 4/1/45	27,071
27,673	Fannie Mae, 2.5%, 4/1/45	28,520
36,808	Fannie Mae, 2.5%, 4/1/45	37,850
37,805	Fannie Mae, 2.5%, 8/1/45	38,830
5,000,000	Fannie Mae, 2.5%, 5/1/51 (TBA)	5,116,504
12,399	Fannie Mae, 3.0%, 3/1/29	13,130
53,041	Fannie Mae, 3.0%, 10/1/30	56,336
26,556	Fannie Mae, 3.0%, 8/1/42	28,271
247,998	Fannie Mae, 3.0%, 8/1/42	263,666
61,805	Fannie Mae, 3.0%, 9/1/42	65,711
116,215	Fannie Mae, 3.0%, 11/1/42	123,568
50,751	Fannie Mae, 3.0%, 12/1/42	53,963
56,000	Fannie Mae, 3.0%, 4/1/43	59,544
13,621	Fannie Mae, 3.0%, 5/1/43	14,482
49,104	Fannie Mae, 3.0%, 5/1/43	52,275
126,653	Fannie Mae, 3.0%, 5/1/43	133,976
22,989	Fannie Mae, 3.0%, 8/1/43	24,345
19,842	Fannie Mae, 3.0%, 9/1/43	20,971
21,610	Fannie Mae, 3.0%, 3/1/45	22,916
25,730	Fannie Mae, 3.0%, 4/1/45	27,286
126,979	Fannie Mae, 3.0%, 6/1/45	135,150
1,000,000	Fannie Mae, 3.0%, 4/1/51 (TBA)	1,041,582
2,200,000	Fannie Mae, 3.0%, 5/1/51 (TBA)	2,291,910
13,767	Fannie Mae, 3.5%, 11/1/40	14,866
7,459	Fannie Mae, 3.5%, 10/1/41	8,114
89,876	Fannie Mae, 3.5%, 6/1/42	97,682
42,868	Fannie Mae, 3.5%, 7/1/42	46,451
31,996	Fannie Mae, 3.5%, 8/1/42	34,775
44,999	Fannie Mae, 3.5%, 8/1/42	48,747
83,543	Fannie Mae, 3.5%, 5/1/44	90,763
42,346	Fannie Mae, 3.5%, 12/1/44	45,639
186,930	Fannie Mae, 3.5%, 2/1/45	203,312
113,159	Fannie Mae, 3.5%, 6/1/45	121,753
149,794	Fannie Mae, 3.5%, 8/1/45	163,539
35,017	Fannie Mae, 3.5%, 9/1/45	38,022
56,031	Fannie Mae, 3.5%, 9/1/45	59,959
157,473	Fannie Mae, 3.5%, 9/1/45	171,965
202,150	Fannie Mae, 3.5%, 11/1/45	220,589
44,146	Fannie Mae, 3.5%, 5/1/46	47,748
10,941	Fannie Mae, 3.5%, 10/1/46	11,751
141,057	Fannie Mae, 3.5%, 1/1/47	152,350
202,606	Fannie Mae, 3.5%, 1/1/47	217,409
154,629	Fannie Mae, 3.5%, 12/1/47	164,210
139,452	Fannie Mae, 4.0%, 10/1/40	155,423
18,184	Fannie Mae, 4.0%, 12/1/40	20,267
3,273	Fannie Mae, 4.0%, 11/1/41	3,600
4,295	Fannie Mae, 4.0%, 12/1/41	4,753
2,327	Fannie Mae, 4.0%, 1/1/42	2,552
34,377	Fannie Mae, 4.0%, 1/1/42	37,883
121,942	Fannie Mae, 4.0%, 1/1/42	134,351
31,828	Fannie Mae, 4.0%, 2/1/42	35,235
33,231	Fannie Mae, 4.0%, 4/1/42	36,789
71,695	Fannie Mae, 4.0%, 5/1/42	78,649
87,220	Fannie Mae, 4.0%, 7/1/42	96,111
218,069	Fannie Mae, 4.0%, 8/1/42	240,176
84,508	Fannie Mae, 4.0%, 8/1/43	92,709
62,741	Fannie Mae, 4.0%, 11/1/43	69,316
13,645	Fannie Mae, 4.0%, 4/1/46	14,837
62,196	Fannie Mae, 4.0%, 7/1/46	67,475
123,936	Fannie Mae, 4.0%, 7/1/46	135,042
65,583	Fannie Mae, 4.0%, 8/1/46	71,232
19,437	Fannie Mae, 4.0%, 11/1/46	21,043
34,277	Fannie Mae, 4.0%, 11/1/46	37,244
64,123	Fannie Mae, 4.0%, 4/1/47	69,905
80,527	Fannie Mae, 4.0%, 4/1/47	87,469
10,343	Fannie Mae, 4.0%, 6/1/47	11,205
31,771	Fannie Mae, 4.0%, 6/1/47	34,698
47,724	Fannie Mae, 4.0%, 6/1/47	51,663
57,524	Fannie Mae, 4.0%, 6/1/47	62,236
42,772	Fannie Mae, 4.0%, 7/1/47	46,119
50,742	Fannie Mae, 4.0%, 7/1/47	55,218
107,118	Fannie Mae, 4.0%, 12/1/47	115,314
1,000,000	Fannie Mae, 4.0%, 5/1/51 (TBA)	1,073,281
21,426	Fannie Mae, 4.5%, 11/1/40	24,028
3,222	Fannie Mae, 4.5%, 4/1/41	3,588
64,003	Fannie Mae, 4.5%, 5/1/41	72,157
Principal Amount USD ($)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
152,721	Fannie Mae, 4.5%, 5/1/41	$170,073
175,036	Fannie Mae, 4.5%, 5/1/41	197,335
365,678	Fannie Mae, 4.5%, 6/1/44	410,085
168,222	Fannie Mae, 4.5%, 5/1/49	185,493
118,838	Fannie Mae, 4.5%, 4/1/50	130,345
6,000,000	Fannie Mae, 4.5%, 4/1/51 (TBA)	6,531,563
48,125	Fannie Mae, 5.0%, 5/1/31	54,633
3,871	Fannie Mae, 5.0%, 6/1/40	4,504
2,264	Fannie Mae, 5.0%, 7/1/40	2,579
4,055	Fannie Mae, 5.5%, 9/1/33	4,728
4,430	Fannie Mae, 5.5%, 12/1/34	5,113
15,738	Fannie Mae, 5.5%, 10/1/35	18,347
3,059	Fannie Mae, 6.0%, 9/1/29	3,493
835	Fannie Mae, 6.0%, 10/1/32	954
2,360	Fannie Mae, 6.0%, 11/1/32	2,655
6,167	Fannie Mae, 6.0%, 11/1/32	6,931
7,639	Fannie Mae, 6.0%, 4/1/33	8,780
3,974	Fannie Mae, 6.0%, 5/1/33	4,481
3,914	Fannie Mae, 6.0%, 6/1/33	4,399
13,549	Fannie Mae, 6.0%, 7/1/34	15,785
1,617	Fannie Mae, 6.0%, 9/1/34	1,836
1,667	Fannie Mae, 6.0%, 7/1/38	1,907
18	Fannie Mae, 6.5%, 7/1/21	20
738	Fannie Mae, 6.5%, 4/1/29	828
1,756	Fannie Mae, 6.5%, 1/1/32	1,971
1,047	Fannie Mae, 6.5%, 2/1/32	1,212
1,560	Fannie Mae, 6.5%, 3/1/32	1,769
2,630	Fannie Mae, 6.5%, 4/1/32	2,952
1,115	Fannie Mae, 6.5%, 8/1/32	1,273
1,958	Fannie Mae, 6.5%, 8/1/32	2,230
18,127	Fannie Mae, 6.5%, 7/1/34	20,970
602	Fannie Mae, 7.0%, 11/1/29	604
850	Fannie Mae, 7.0%, 9/1/30	853
350	Fannie Mae, 7.0%, 7/1/31	360
1,386	Fannie Mae, 7.0%, 1/1/32	1,650
415	Fannie Mae, 7.5%, 2/1/31	492
2,711	Fannie Mae, 8.0%, 10/1/30	3,225
29,788	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	31,492
86,123	Federal Home Loan Mortgage Corp., 3.0%, 11/1/39	89,680
13,285	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	14,133
21,564	Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	22,938
115,914	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	123,302
26,845	Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	28,592
42,483	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	45,247
64,337	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	68,523
40,148	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	42,707
114,239	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	121,671
45,027	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	47,898
92,050	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	97,667
29,700	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	31,426
35,974	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	37,744
35,310	Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	38,095
10,414	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	11,247
26,326	Federal Home Loan Mortgage Corp., 3.5%, 5/1/42	28,334
25,435	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	27,498
32,144	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	34,951
140,444	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	152,014
120,338	Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	130,526
214,461	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	231,128
134,386	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	146,462
184,517	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	199,519
201,242	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	218,284
239,676	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	259,039
15,262	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	16,426
133,064	Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	148,307
103,167	Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	114,260
17,688	Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	19,337
56,812	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	61,930
89,456	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	97,439
61,727	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	66,954
24,527	Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	26,603
39,024	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	42,552
49,811	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	54,212
99,760	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	107,829
116,846	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	126,953
210,267	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	227,492
116,789	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	126,250
Principal Amount USD ($)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
15,352	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	$16,620
34,068	Federal Home Loan Mortgage Corp., 4.0%, 7/1/47	36,844
90,795	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	97,760
305,227	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	333,201
320,482	Federal Home Loan Mortgage Corp., 4.5%, 8/1/49	349,867
55	Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	57
2,676	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	3,113
2,956	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	3,438
5,721	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	6,660
14,518	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	16,901
7,378	Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	8,603
9,892	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	11,614
337	Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	379
2,948	Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	3,320
3,465	Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	4,142
6,176	Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	7,382
2,791	Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	3,167
723	Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	842
1,842	Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	2,086
910	Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	1,049
3,827	Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	4,297
1,304	Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	1,498
1,754	Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	1,970
6,584	Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	7,614
2,932	Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	3,394
136	Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	137
408	Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	411
909	Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	1,076
1,510	Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	1,737
28,300	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	29,536
1,225	Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	1,416
1,000,000	Government National Mortgage Association, 2.0%, 4/1/51 (TBA)	1,009,160
2,000,000	Government National Mortgage Association, 2.5%, 4/1/51 (TBA)	2,062,148
300,000	Government National Mortgage Association, 3.0%, 4/1/51 (TBA)	312,475
141,055	Government National Mortgage Association I, 3.5%, 11/15/41	151,837
54,308	Government National Mortgage Association I, 3.5%, 8/15/42	58,578
20,720	Government National Mortgage Association I, 3.5%, 10/15/42	22,166
64,283	Government National Mortgage Association I, 3.5%, 1/15/45	68,764
40,097	Government National Mortgage Association I, 3.5%, 8/15/46	42,653
68,413	Government National Mortgage Association I, 4.0%, 1/15/25	74,376
55,989	Government National Mortgage Association I, 4.0%, 8/15/43	65,457
210,133	Government National Mortgage Association I, 4.0%, 3/15/44	226,593
18,189	Government National Mortgage Association I, 4.0%, 9/15/44	20,148
43,935	Government National Mortgage Association I, 4.0%, 4/15/45	48,078
74,531	Government National Mortgage Association I, 4.0%, 6/15/45	82,489
8,174	Government National Mortgage Association I, 4.0%, 7/15/45	8,990
9,440	Government National Mortgage Association I, 4.0%, 8/15/45	10,419
41,201	Government National Mortgage Association I, 4.5%, 5/15/39	46,766
1,575	Government National Mortgage Association I, 4.5%, 8/15/41	1,767
6,520	Government National Mortgage Association I, 5.5%, 3/15/33	7,322
7,114	Government National Mortgage Association I, 5.5%, 7/15/33	8,237
19,438	Government National Mortgage Association I, 5.5%, 8/15/33	22,532
9,777	Government National Mortgage Association I, 5.5%, 10/15/34	11,012
6,033	Government National Mortgage Association I, 6.0%, 4/15/28	6,918
5,077	Government National Mortgage Association I, 6.0%, 2/15/29	5,754
6,953	Government National Mortgage Association I, 6.0%, 9/15/32	8,120
1,324	Government National Mortgage Association I, 6.0%, 10/15/32	1,487
8,172	Government National Mortgage Association I, 6.0%, 11/15/32	9,506
13,910	Government National Mortgage Association I, 6.0%, 11/15/32	15,682
4,340	Government National Mortgage Association I, 6.0%, 1/15/33	5,204
10,307	Government National Mortgage Association I, 6.0%, 12/15/33	11,862
6,585	Government National Mortgage Association I, 6.0%, 8/15/34	7,890
7,870	Government National Mortgage Association I, 6.0%, 8/15/34	8,843
846	Government National Mortgage Association I, 6.5%, 3/15/26	945
2,673	Government National Mortgage Association I, 6.5%, 6/15/28	3,051
2,968	Government National Mortgage Association I, 6.5%, 6/15/28	3,314
296	Government National Mortgage Association I, 6.5%, 2/15/29	330
2,684	Government National Mortgage Association I, 6.5%, 5/15/29	3,100
7,662	Government National Mortgage Association I, 6.5%, 5/15/29	8,752
16,628	Government National Mortgage Association I, 6.5%, 7/15/31	18,568
2,943	Government National Mortgage Association I, 6.5%, 9/15/31	3,293
5,431	Government National Mortgage Association I, 6.5%, 10/15/31	6,064
1,535	Government National Mortgage Association I, 6.5%, 12/15/31	1,751
2,179	Government National Mortgage Association I, 6.5%, 12/15/31	2,433
319	Government National Mortgage Association I, 6.5%, 4/15/32	361
963	Government National Mortgage Association I, 6.5%, 4/15/32	1,090
771	Government National Mortgage Association I, 6.5%, 6/15/32	861
Principal Amount USD ($)	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
1,382	Government National Mortgage Association I, 6.5%, 6/15/32	$1,549
4,384	Government National Mortgage Association I, 6.5%, 7/15/32	4,940
12,478	Government National Mortgage Association I, 6.5%, 12/15/32	14,697
12,436	Government National Mortgage Association I, 7.0%, 7/15/26	12,917
1,069	Government National Mortgage Association I, 7.0%, 9/15/27	1,088
12,395	Government National Mortgage Association I, 7.0%, 2/15/28	12,925
3,385	Government National Mortgage Association I, 7.0%, 11/15/28	3,705
2,377	Government National Mortgage Association I, 7.0%, 1/15/29	2,665
3,309	Government National Mortgage Association I, 7.0%, 6/15/29	3,584
580	Government National Mortgage Association I, 7.0%, 7/15/29	604
1,745	Government National Mortgage Association I, 7.0%, 7/15/29	1,932
576	Government National Mortgage Association I, 7.0%, 12/15/30	587
1,508	Government National Mortgage Association I, 7.0%, 2/15/31	1,540
1,970	Government National Mortgage Association I, 7.0%, 8/15/31	2,357
2,416	Government National Mortgage Association I, 7.0%, 5/15/32	2,425
104	Government National Mortgage Association I, 7.5%, 10/15/22	106
71	Government National Mortgage Association I, 7.5%, 6/15/23	71
1,640	Government National Mortgage Association I, 7.5%, 10/15/29	1,704
5,498	Government National Mortgage Association II, 3.5%, 3/20/45	5,864
7,829	Government National Mortgage Association II, 3.5%, 4/20/45	8,495
12,397	Government National Mortgage Association II, 3.5%, 4/20/45	13,393
21,077	Government National Mortgage Association II, 3.5%, 4/20/45	22,854
66,746	Government National Mortgage Association II, 3.5%, 1/20/46	71,376
26,974	Government National Mortgage Association II, 3.5%, 3/20/46	29,544
130,524	Government National Mortgage Association II, 3.5%, 11/20/46	139,696
14,018	Government National Mortgage Association II, 4.0%, 8/20/39	15,549
16,954	Government National Mortgage Association II, 4.0%, 7/20/42	18,809
226,815	Government National Mortgage Association II, 4.0%, 7/20/44	250,624
22,246	Government National Mortgage Association II, 4.0%, 9/20/44	24,576
26,189	Government National Mortgage Association II, 4.0%, 3/20/46	28,779
80,728	Government National Mortgage Association II, 4.0%, 10/20/46	88,199
46,434	Government National Mortgage Association II, 4.0%, 2/20/48	51,394
56,784	Government National Mortgage Association II, 4.0%, 4/20/48	62,850
6,049	Government National Mortgage Association II, 4.5%, 9/20/41	6,783
37,819	Government National Mortgage Association II, 4.5%, 5/20/43	42,408
112,095	Government National Mortgage Association II, 4.5%, 1/20/44	125,688
73,967	Government National Mortgage Association II, 4.5%, 9/20/44	79,781
29,025	Government National Mortgage Association II, 4.5%, 10/20/44	32,541
60,812	Government National Mortgage Association II, 4.5%, 11/20/44	68,186
228,138	Government National Mortgage Association II, 4.5%, 2/20/48	247,018
7,326	Government National Mortgage Association II, 6.0%, 11/20/33	8,628
1,419	Government National Mortgage Association II, 6.5%, 8/20/28	1,613
2,228	Government National Mortgage Association II, 6.5%, 12/20/28	2,536
1,355	Government National Mortgage Association II, 6.5%, 9/20/31	1,599
1,505	Government National Mortgage Association II, 7.0%, 5/20/26	1,643
4,377	Government National Mortgage Association II, 7.0%, 2/20/29	4,960
698	Government National Mortgage Association II, 7.0%, 1/20/31	825
359	Government National Mortgage Association II, 7.5%, 8/20/27	410
114	Government National Mortgage Association II, 8.0%, 8/20/25	125
7,500,000(i)	U.S. Treasury Bills, 4/1/21	7,500,000
8,000,000(i)	U.S. Treasury Bills, 4/13/21	7,999,987
560,208	U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	581,194
938,781	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	1,160,422
1,771,359	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	2,203,266
7,425,000	U.S. Treasury Notes, 0.125%, 10/31/22	7,424,130
1,537,900	U.S. Treasury Notes, 0.25%, 10/31/25	1,496,809
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $70,410,267)	$71,414,669
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.4%
(Cost $190,153,918)	$194,298,911
Shares	Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
AFFILIATED ISSUER - 1.4%
CLOSED-END FUND - 1.4% of Net Assets
321,413(j)	Pioneer ILS Interval Fund	$–	$–	$12,857	$2,741,650
TOTAL CLOSED-END FUND
(Cost $3,263,545)	$2,741,650
TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.4%
(Cost $3,263,545)	$2,741,650
OTHER ASSETS AND LIABILITIES - (1.8)%	$(3,487,028)
NET ASSETS - 100.0%	$193,553,533

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2021, the value of these securities amounted to $71,054,707, or 36.7% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
(a)	Security is perpetual in nature and has no stated maturity date.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2021.
(c)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2021.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2021.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Issued as preference shares.
(g)	Consists of Revenue Bonds unless otherwise indicated.
(h)	This term loan will settle after March 31, 2021, at which time the interest rate will be determined.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the "Adviser”).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2018	3/29/2021	$11,344	$535
Lorenz Re 2019	12/7/2017	8,203	1,209
Total Restricted Securities			$1,744
% of Net assets			0.0%

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
32	U.S. 2 Year Note (CBT)	6/30/2021	$ 7,069,734	$ 7,063,250	$ (6,484)
111	U.S. 5 Year Note (CBT)	6/30/2021	13,868,110	13,697,227	(170,883)
2	U.S. Long Bond (CBT)	6/21/2021	308,875	309,187	312
45	U.S. Ultra Bond (CBT)	6/21/2021	8,612,446	8,154,844	(457,602)
			$ 29,859,165	$ 29,224,508	$ (634,657)

Number of
Contracts			Notional		Unrealized
Short	Description	Expiration Date	Amount	Market Value	Appreciation
64	U.S. 10 Year Note (CBT)	6/21/2021	$ (8,579,313)	$ (8,380,000)	$ 199,313
17	U.S. 10 Year Ultra	6/21/2021	(2,532,407)	(2,442,688)	89,719
			$ (11,111,720)	$ (10,822,688)	$ 289,032
TOTAL FUTURES CONTRACTS		$ 18,747,445	$ 18,401,820	$ (345,625)

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
2,850,000	Markit CDX North America High Yield Series 35	Receive	5.00%	12/20/25	$(15,438)	$278,333	$262,895
TOTAL SWAP CONTRACT					$(15,438)	$278,333	$262,895

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stock	$16,131	$–	$–	$16,131
Convertible Preferred Stocks	3,102,365	–	–	3,102,365
Asset Backed Securities	–	17,789,625	–	17,789,625
Collateralized Mortgage Obligations	–	25,111,623	149,645	25,261,268
Commercial Mortgage-Backed Securities	–	12,073,501	–	12,073,501
Corporate Bonds	–	62,154,177	–	62,154,177
Foreign Government Bonds	–	1,106,663	–	1,106,663
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	1,744	1,744
Municipal Bonds	–	64,109	–	64,109
Senior Secured Floating Rate Loan Interests	–	1,314,659	–	1,314,659
U.S. Government and Agency Obligations	–	71,414,669	–	71,414,669
Affiliated Closed-End Fund	–	2,741,650	–	2,741,650
Total Investments in Securities	$3,118,496	$193,770,676	$151,389	$197,040,561
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(345,625)	$–	$–	$(345,625)
Swap contracts, at value	–	262,895	–	262,895
Total Other Financial Instruments	$(345,625)	$262,895	$–	$(82,730)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Collateralized Mortgage Obligations	Insurance-Linked Securities	Total
Balance as of 12/31/20	$--	$2,290	$2,290
Realized gain (loss)	--	--	--
Change in unrealized appreciation	--	(228)	(228)
Accrued discounts/premiums	--	--	--
Purchases	149,645	--	149,645
Sales	--	(318)	(318)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	–	–	–
Balance as of 3/31/21	$149,645	$1,744	$151,389

* Transfers are calculated on the beginning of period values. During the nine months ended March 31, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2021:    $(228).

Pioneer Bond VCT Portfolio | 3/31/21